Related parties (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel
Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,

	2022	2021	2022	2021

	€	€	€	€
Short term employee benefits	771,241	894,878	1,520,406	1,436,106
Post employee benefits	33,177	6,622	78,559	22,099
Share-based payments	954,796	825,074	2,175,098	2,122,736

Total	1,759,214	1,726,574	3,774,063	3,580,941